Reinsurance (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Effects of Reinsurance [Line Items]
Ceded premiums written	$ 1,173,446	$ 1,145,084	$ 1,069,907
Reinsurance recoverable on paid and unpaid losses	1,921,231	1,947,786		$ 901,820
Allowance for credit loss on reinsurance recoverable	3,000	3,000
Affiliated Entity | Lorenz Re
Effects of Reinsurance [Line Items]
Ceded premiums written	529,000	664,000	$ 634,000
Reinsurance recoverable on paid and unpaid losses	$ 767,000	$ 921,000